Cover	Oct. 23, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2021
Entity File Number	001-40659
Entity Registrant Name	Williams Rowland Acquisition Corp.
Entity Central Index Key	0001855168
Entity Tax Identification Number	86-2603800
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	450 Post Road East
Entity Address, City or Town	Westport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06880
City Area Code	(203)
Local Phone Number	353-7610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one-half of one Redeemable Warrant
Trading Symbol	WRACU
Security Exchange Name	NYSE
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	WRAC
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	WRACW
Security Exchange Name	NYSE